Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2015 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2015 Fund) | Class A
Bar Chart Table:
Annual Return 2007	7.76%
Annual Return 2008	(42.94%)
Annual Return 2009	26.99%
Annual Return 2010	11.83%
Annual Return 2011	(2.18%)